Convertible Debentures (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016
Schedule of significant assumptions used to measure the fair value
Term	2 years
Volatility	48.80%
Risk-free interest rate	0.58%
Exercise price	$ 1.25
Convertible Debentures [Member]
Schedule of significant assumptions used to measure the fair value
Stock price		$ 3.00
Term		1 year 6 months
Volatility		44.40%
Risk-free interest rate		0.966%
Exercise price		$ 3.75
Convertible Debentures [Member] | Date of Issuance [Member]
Schedule of significant assumptions used to measure the fair value
Stock price		3.00
Exercise price		$ 3.75
Convertible Debentures [Member] | Date of Issuance [Member] | Maximum [Member]
Schedule of significant assumptions used to measure the fair value
Term		2 years
Volatility		48.80%
Risk-free interest rate		0.873%
Convertible Debentures [Member] | Date of Issuance [Member] | Minimum [Member]
Schedule of significant assumptions used to measure the fair value
Term		1 year 7 months 13 days
Volatility		44.00%
Risk-free interest rate		0.58%